Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-term debt, amount	$ 17,862	$ 28,599
In, or Linked to, U.S. dollars [Member]
Debt Instrument [Line Items]
Long-term debt, amount	7,167	8,394
Long-term debt, weighted-average interest rate	1.72%	1.96%
In Israeli Currency - linked to CPI [Member]
Debt Instrument [Line Items]
Long-term debt, amount	$ 10,695	$ 20,205
Long-term debt, weighted-average interest rate	5.80%	5.80%